Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
New and amended IFRS Standards that are effective for the current period

Note 3.2. New and amended IFRS Standards that are effective for the current period.

a)	The following new standards, amendments and interpretations became applicable for the current reporting period and adopted by the Group
-	Amendments to IFRS 16- Lease Liability in a Sale and Leaseback.
-	Amendments to IAS 1 – Non- current liabilities with covenants.
-	Amendments to IAS 7- Statement of Cash Flows & to IFRS 7- Financial Instruments: Disclosures

These new standards and amendments did not have any material impact on the Group.

b)	The following new standards and amendments are not yet adopted by the Group.
-	IFRS 19 - Simplifying disclosure requirements for certain subsidiary financial statements. This standard specifies the disclosure requirements that an entity is permitted to apply instead of the disclosure requirements in other IFRS Accounting Standards. It is effective for annual periods beginning on or after 1 January 2027.
-	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	Annual Improvements to IFRS Accounting Standards—Volume 11. The amendments are effective for annual periods beginning on or after January 1, 2026.

These standards and amendments are not expected to have a material impact on the Group

-	IFRS 18 – Presentation and Disclosure in Financial Statements. This standard sets out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. It is effective for annual periods beginning on or after January 1, 2027.

Amendments to IAS 21- The Effects of Changes in Foreign Exchange Rates Titled Lack of Exchangeability. The amendments are effective for annual reporting periods beginning on or after 1 January 2025.

-	IFRS 9 and IFRS 7- Classification and measurement of financial instruments. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	Amendments to IAS 21- The Effects of Changes in Foreign Exchange Ratestitled Lack of Exchangeability.

The amendments are effective for annual reporting periods beginning on or after 1 January 2025.

The Group is currently analyzing the potential impact of these new standards on our financial statements

Segment reporting

Note 3.3. Segment reporting

The Group operates in a single operating segment, which is “science-based food ingredients”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the Chief Executive Officer (“CEO”), the Chief Financial Officer (“CFO”), the Chief Product Officer (“CPO”), the Chief Technology Officer (“CTO”) and the Chief Science Officer (“CSO”).

The Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Net revenue/loss for the period.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the unaudited interim condensed consolidated statement of comprehensive income and unaudited interim condensed consolidated statement of financial position.

	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Revenue (1)	4,199,966	1,992,163	2,642,964	252,114
Cost of sales (2)	(4,859,562)	(1,539,682)	(3,317,333)	(20,040)
(1)	Includes impact of IAS 29 for $15,264 increase in revenues and $1,081,717 decrease in revenues for the six months period ended on December 31 2024 and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $4,632 increase in revenues and $87,359 decrease in revenues.
(2)	Includes impact of IAS 29 for $130,331 increase in costs of sales and $603,688 decrease in cost of sales for the six months period ended on December 31, 2024, and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $1,075,731 increase in cost of sales and $739,861 decrease in cost of sales.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to Moolec Science’s revenues.

Revenues breakdown:

The Company’s revenues arise from operations in Argentina. During the periods covered by these unaudited interim condensed consolidated financial statements the Company had no revenues from customers attributed to the entity’s country of domicile.

Non-current assets other than financial instruments

Non-current assets other than financial instruments are located in the following countries:

	As of December 31, 2024	As of June 30, 2024
Luxembourg	1,181,034	1,262,532
United Kingdom	2,929,509	3,000,836
Argentina	4,789,052	4,673,592
United States	2,095,061	1,952,461
Total non-current assets other than financial instruments	$10,994,656	$10,889,421